Concessions and Authorizations - Schedule of Nominal Value and Present Value Portion to Be paid (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Irape enterprise [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	100.00%
Amounts paid in 2018	R$ 1,762
Nominal value of amounts to be paid in the next 12 months	2,019
Present value of amounts to be paid in the next 12 months	R$ 1,902
Queimadao Consortium Enterprise [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	82.50%
Amounts paid in 2018	R$ 501
Nominal value of amounts to be paid in the next 12 months	588
Present value of amounts to be paid in the next 12 months	R$ 554
Salto morais hydroelectric plants [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	100.00%
Amounts paid in 2018	R$ 12
Rio De Pedras Hydroelectric Plants [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	100.00%
Amounts paid in 2018	R$ 35
Various Small Hydro Plants Enterprise [member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	100.00%
Amounts paid in 2018	R$ 171